Share-based payments (Tables)	12 Months Ended
Sep. 30, 2020
Share-based payments
Summary of terms and conditions of share-based payment arrangements

Scheme name	Westpac Long Term Variable Reward Plan (LTVR)	Westpac Performance Plan (WPP)	Restricted Share Plan (RSP)	Employee Share Plan (ESP)
Type of share-based payment	Share rights (allocated at no cost).	Share rights (allocated at no cost).	Westpac ordinary shares (allocated at no cost).	Westpac ordinary shares (allocated at no cost) of up to $1,000 per employee per year.
How it is used	Aligns executive remuneration and accountability with shareholder interests over the long term.	Primarily used for mandatory deferral of a portion of short-term incentives for New Zealand employees and key employees based outside Australia.	Primarily used to reward key employees.	To reward eligible Australian employees (unless they have already been provided instruments under another scheme for the previous year).
Shares rights	Nil	Nil	n/a	n/a
Performance hurdles

Relative Total Shareholder return (TSR) over a four year performance period and average cash Return on Equity (cash ROE) over a three year performance period plus one year holding lock, each applying to half of the award (commencing with the 2016 LTVR award)[1].

		None	None	None
Service conditions	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the restriction period or as determined by the Board.	Shares must normally remain within the ESP for three years from granting unless the employee leaves Westpac.
Vesting period (period over which expenses are recognised)	4 years[1]	Defined period set out at time of grant.	Defined period set out at time of grant.	1 year
Treatment at end of term	Automatically exercised at the end of the term.	Automatically exercised at the end of the term.	Vested shares are released from the RSP at the end of the vesting period.	Shares are released at the end of the restriction period or when the employee leaves Westpac.
Does the employee receive dividends and voting rights during the vesting period?	No	No	Yes	Yes

1.

For the 2015 LTVR awards, the relative TSR is subject to a four year performance period and cash EPS compound annual growth rate (CAGR) over a three year performance period plus one year holding lock. For awards granted for the periods 2011 to 2014 both the relative TSR and cash EPS CAGR hurdles are subject to a three year performance and vesting period.

Schedule of share-based payment schemes

Westpac Long Term Variable Reward Plan (LTVR)

	Outstanding at	Granted	Exercised	Lapsed		Outstanding
	1 October	during	during	during	Outstanding at	and exercisable at
2020	2019	the year	the year	the year	30 September 2020	30 September 2020
Share rights	4,554,589	779,581	—	2,267,844	3,066,326	3,719
Weighted average remaining contractual life	12.3 years				12.4 years
2019	1 October 2018				30 September 2019
Share options	52,350	—	37,831	14,519	—	—
Weighted average exercise price	$23.40	—	$23.40	—	—	—
Share rights	4,712,843	1,169,704	—	1,327,958	4,554,589	3,719

Westpac Performance Plan (WPP)

						Outstanding
	Outstanding at	Granted during	Exercised	Lapsed during	Outstanding at	and exercisable at
2020	1 October 2019	the year	during the year	the year	30 September 2020	30 September 2020
Share rights
One-year vesting period	197,888	120,562	75,417	36,792	206,241	90,451
Two-year vesting period	289,909	113,649	79,568	31,049	292,941	55,846
Three-year vesting period	95,249	18,357	20,972	15,786	76,848	17,922
Four-year vesting period	203,420	186,290	-	8,605	381,105	-
Total share rights	786,466	438,858	175,957	92,232	957,135	164,219
Weighted average remaining contractual life	12.8 years				12.8 years
2019	1 October 2018				30 September 2019
Share rights	673,889	385,646	184,043	89,026	786,466	130,946

Restricted Share Plan (RSP)

	Outstanding at	Granted during		Forfeited	Outstanding at
Allocation date	1 October 2019	the year	Released	during the year	30 September 2020
Total 2020	4,773,171	2,100,030	2,081,545	402,495	4,389,161
Total 2019	4,189,644	2,861,262	2,214,509	63,226	4,773,171

Employee Share Plan (ESP)

			Average
			number
			of shares	Total number
	Allocation	Number of	allocated per	of shares	Market	Total
	date	participants	participant	allocated	price per share[1]	fair value
2020	21 November 2019	25,725	38	977,550	$26.20	$25,611,810
2019	23 November 2018	27,245	39	1,062,555	$25.35	$26,935,769
1.	The market price per share for the allocation is based on the five day volume-weighted average price up to the grant date.